Fair Value Measurements - Schedule of Available-for-sale debt investments (Detail) - Available-for-sale Securities [Member] ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance	¥ 1,167		¥ 0
Additions	2,785		1,167
Disposals	(20)
Net unrealized fair value increase recognized in other comprehensive income	91
Accrued interest	48
Impairment	(81)
Foreign currency translation adjustments	(20)
Ending balance	¥ 3,970	$ 570	¥ 1,167